Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Net Loss from Discontinued Operations
The results of discontinued operations are summarized as follows:

	For the year ended December 31
	2019 $	2018 $

Revenue	9.7	884.4
Expenses	(10.8)	(953.8)
Impairment of goodwill (note 13)	-	(53.0)

Loss from operating activities, before income taxes	(1.1)	(122.4)
Income taxes on operating activities	0.3	10.8

Loss from operating activities, net of income taxes	(0.8)	(111.6)

Gain on disposal of discontinued operations before income taxes	1.9	1.5
Income taxes on disposal of discontinued operations	(1.1)	(13.8)

Gain (loss) on disposal of discontinued operations, net of income taxes	0.8	(12.3)

Net loss from discontinued operations	-	(123.9)